Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights - Past Due Table (Details) - LendingClub Corp [Member] $ in Thousands		Sep. 30, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Loans and Loans Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding principal balance, past 90 days due	[1]	$ 42,258	$ 45,718
Outstanding principal balance, non-accrual loans	[1]	4,945	5,055
Net fair value adjustments, past 90 days due	[1]	(35,499)	(40,183)
Net fair value adjustments, non-accrual loans	[1]	(4,123)	(4,392)
Fair value, past 90 days due	[1]	6,759	5,535
Fair value, non-accrual loans	[1]	$ 822	$ 663
Number of loans, 90 days past due | Loan	[1]	4,023	4,041
Number of loans, non-accrual loans | Loan	[1]	507	483
Loans Invested in by Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding principal balance, past 90 days due		$ 1,087	$ 511
Outstanding principal balance, non-accrual loans		189	90
Net fair value adjustments, past 90 days due		(932)	(449)
Net fair value adjustments, non-accrual loans		(165)	(80)
Fair value, past 90 days due		155	62
Fair value, non-accrual loans		$ 24	$ 10
Number of loans, 90 days past due | Loan		265	154
Number of loans, non-accrual loans | Loan		38	18

[1]	Loans and loans held for sale include loans invested in by the Company for which there were no associated notes or certificates.